Fair Value of Financial Instruments - Summary of Changes In Level 3 Liabilities (Assets) Measured At Fair Value On Recurring Basis (Details) - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		$ 361,704		$ 678,000	$ 678,000
Ending Balance	$ 1,853,694				361,704	$ 678,000
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		361,704		678,000	678,000
Ending Balance	1,853,694				361,704	678,000
Level 3 [Member] | White Lion Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	0	0	$ 0	1,000	1,000	0
Inception Date			0		0	1,900,000
Capital Contribution from Exercise of Warrants			0		0
Extinguishment of Debt					0
Capital Contribution from Reclassification of Warrants					0
Change in fair value	0	0	0	(1,000)	(1,000)	(1,899,000)
Ending Balance	0	0	0	0	0	1,000
Level 3 [Member] | White Lion Derivative Liability [Member] | Ignyte Sponsor LLC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Business Combination with Ignyte						0
Level 3 [Member] | White Lion Derivative Liability [Member] | December 2023 Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of Convertible Notes		0
Level 3 [Member] | White Lion Derivative Liability [Member] | May 2024 Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of Convertible Notes	0
Level 3 [Member] | Key Company Stockholder Forward Liability Asset [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	0	0	0	(13,000)	(13,000)	0
Inception Date			0		0	0
Capital Contribution from Exercise of Warrants			0		0
Extinguishment of Debt					0
Capital Contribution from Reclassification of Warrants					0
Change in fair value	0	0	0	13,000	13,000	(25,000)
Ending Balance	0	0	0	0	0	(13,000)
Level 3 [Member] | Key Company Stockholder Forward Liability Asset [Member] | Ignyte Sponsor LLC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Business Combination with Ignyte						12,000
Level 3 [Member] | Key Company Stockholder Forward Liability Asset [Member] | December 2023 Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of Convertible Notes		0
Level 3 [Member] | Key Company Stockholder Forward Liability Asset [Member] | May 2024 Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of Convertible Notes	0
Level 3 [Member] | Private Placement Warrants Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	0	0	0	525,000	525,000	0
Inception Date			0		0	0
Capital Contribution from Exercise of Warrants			0		0
Extinguishment of Debt					0
Capital Contribution from Reclassification of Warrants					0
Change in fair value	0	0	0	(525,000)	(525,000)	75,000
Ending Balance	0	0	0	0	0	525,000
Level 3 [Member] | Private Placement Warrants Liability [Member] | Ignyte Sponsor LLC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Business Combination with Ignyte						450,000
Level 3 [Member] | Private Placement Warrants Liability [Member] | December 2023 Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of Convertible Notes		0
Level 3 [Member] | Private Placement Warrants Liability [Member] | May 2024 Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of Convertible Notes	0
Level 3 [Member] | November 2022 Convertible Note Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	0	0	165,000	165,000	165,000	0
Inception Date			0		0	165,000
Capital Contribution from Exercise of Warrants			0		0
Extinguishment of Debt					(165,000)
Capital Contribution from Reclassification of Warrants					0
Change in fair value	0	0	0	0	0	0
Ending Balance	0	0	165,000	165,000	0	165,000
Level 3 [Member] | November 2022 Convertible Note Liability [Member] | Ignyte Sponsor LLC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Business Combination with Ignyte						0
Level 3 [Member] | November 2022 Convertible Note Liability [Member] | December 2023 Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of Convertible Notes		0
Level 3 [Member] | November 2022 Convertible Note Liability [Member] | May 2024 Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of Convertible Notes	0
Level 3 [Member] | April 2023 Conversion Feature Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	0	0	0	0	0	0
Inception Date			849,146		849,146	0
Capital Contribution from Exercise of Warrants			0		0
Extinguishment of Debt					0
Capital Contribution from Reclassification of Warrants					0
Change in fair value	0	0	548,233	0	(849,146)	0
Ending Balance	0	0	1,397,379	0	0	0
Level 3 [Member] | April 2023 Conversion Feature Liability | Ignyte Sponsor LLC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Business Combination with Ignyte						0
Level 3 [Member] | April 2023 Conversion Feature Liability | December 2023 Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of Convertible Notes		0
Level 3 [Member] | April 2023 Conversion Feature Liability | May 2024 Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of Convertible Notes	0
Level 3 [Member] | April 2023 Convertible Notes Warrants Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	0	0	0	0	0	0
Inception Date			2,402,161		2,402,160	0
Capital Contribution from Exercise of Warrants			(244,261)		(761,568)
Extinguishment of Debt					0
Capital Contribution from Reclassification of Warrants					(65,469)
Change in fair value	0	0	712,857	0	(1,575,123)	0
Ending Balance	0	0	2,870,757	0	0	0
Level 3 [Member] | April 2023 Convertible Notes Warrants Liability [Member] | Ignyte Sponsor LLC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Business Combination with Ignyte						0
Level 3 [Member] | April 2023 Convertible Notes Warrants Liability [Member] | December 2023 Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of Convertible Notes		0
Level 3 [Member] | April 2023 Convertible Notes Warrants Liability [Member] | May 2024 Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of Convertible Notes	0
Level 3 [Member] | December 2023 Conversion Feature Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	688,255	361,704	0	0	0	0
Inception Date			0		361,704	0
Capital Contribution from Exercise of Warrants			0		0
Extinguishment of Debt					0
Capital Contribution from Reclassification of Warrants					0
Change in fair value	172,064	114,709	0	0	0	0
Ending Balance	860,319	688,255	0	0	361,704	0
Level 3 [Member] | December 2023 Conversion Feature Liability [Member] | Ignyte Sponsor LLC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Business Combination with Ignyte						0
Level 3 [Member] | December 2023 Conversion Feature Liability [Member] | December 2023 Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of Convertible Notes		211,842
Level 3 [Member] | December 2023 Conversion Feature Liability [Member] | May 2024 Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of Convertible Notes	0
Level 3 [Member] | May 2024 Conversion Feature Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	0	0	0	0	0
Inception Date			0
Capital Contribution from Exercise of Warrants			0
Change in fair value	66,225	0	0	0
Ending Balance	993,375	0	$ 0	0	0	0
Level 3 [Member] | May 2024 Conversion Feature Liability [Member] | December 2023 Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of Convertible Notes		0
Level 3 [Member] | May 2024 Conversion Feature Liability [Member] | May 2024 Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of Convertible Notes	$ 927,150
Level 3 [Member] | Forward Share Purchase Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		$ 0		$ 0	0	0
Inception Date					0	0
Capital Contribution from Exercise of Warrants					0
Extinguishment of Debt					0
Capital Contribution from Reclassification of Warrants					0
Change in fair value					0	(68,110)
Ending Balance					$ 0	0
Level 3 [Member] | Forward Share Purchase Liability [Member] | Ignyte Sponsor LLC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Business Combination with Ignyte						$ 68,110